Quarterly Holdings Report
for
Fidelity® SAI Sustainable Municipal Income Fund
April 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
MNI-NPRT1-0623
1.9904938.101
Municipal Bonds - 90.4%
	Principal Amount (a)	Value ($)
Alabama - 1.9%
Black Belt Energy Gas District Bonds Series 2022 F, 5.5%, tender 12/1/28 (b)	100,000	106,460
Southeast Energy Auth. Rev. Bonds Bonds Series 2022 A1, 5.5%, tender 12/1/29 (b)	100,000	108,038
TOTAL ALABAMA		214,498
Arizona - 3.4%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2021 A, 5% 7/1/45	195,000	215,782
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007 1, 5% 12/1/32	170,000	180,658
TOTAL ARIZONA		396,440
California - 6.9%
California Edl. Facilities Auth. Rev. Series T1, 5% 3/15/39	30,000	36,383
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	96,930	91,781
California Infrastructure and Econ. Dev. Bank Rev. Series 2017, 5% 5/15/47	25,000	26,724
California Muni. Fin. Auth. Rev.:
(Pomona College Proj.) Series 2017, 5% 1/1/33 (Pre-Refunded to 1/1/28 @ 100)	25,000	27,906
Series 2018:
5% 10/1/25	15,000	15,383
5% 10/1/35	5,000	5,226
California Statewide Cmntys. Dev. Auth. Rev. Series 2016, 5% 10/1/33	20,000	20,958
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2017 A, 5% 7/1/32	10,000	10,958
Series 2020 A, 5% 7/1/40	400,000	446,025
Series 2020 B, 4% 7/1/29	55,000	60,036
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	10,000	3,883
Series 2010 C, 0% 7/1/44	100,000	40,860
Univ. of California Revs. Series 2020 BE, 5% 5/15/42	10,000	11,058
TOTAL CALIFORNIA		797,181
Colorado - 2.1%
Colorado Ctfs. of Prtn. Series 2020 A, 4% 12/15/38	10,000	10,185
Colorado Health Facilities Auth. Rev. Bonds:
Series 2019 A1, 5% 8/1/36	15,000	15,865
Series 2019 A2:
5% 8/1/33	125,000	134,930
5% 8/1/39	10,000	10,446
Series 2021 A, 3% 11/15/51	100,000	75,313
TOTAL COLORADO		246,739
Connecticut - 2.9%
Connecticut Gen. Oblig.:
Series 2019 A, 5% 4/15/33	30,000	33,920
Series 2021 B, 4% 6/1/34	10,000	10,784
Series 2021 D, 5% 7/15/28	75,000	83,922
Connecticut Hsg. Fin. Auth. Series 2021 D1, 5% 11/15/28	25,000	27,609
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2021 A, 4% 5/1/36	130,000	136,312
Series A, 5% 5/1/29	15,000	17,089
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 32 B, 5% 8/1/32	25,000	26,830
TOTAL CONNECTICUT		336,466
District Of Columbia - 0.1%
District of Columbia Univ. Rev. Series 2017, 5% 4/1/33	10,000	10,732
Florida - 5.9%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/26	30,000	31,236
Series 2020 A, 5% 7/1/33	30,000	34,753
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 5% 8/15/34	195,000	207,155
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 5% 10/1/29	25,000	27,558
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/29	15,000	15,883
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 5% 10/1/27	55,000	60,464
Palm Beach County Health Facilities Auth. Hosp. Rev. (Jupiter Med. Ctr. Proj.) Series 2022, 5% 11/1/35	150,000	159,784
Palm Beach County School Board Ctfs. of Prtn. Series 2021 A, 5% 8/1/38	130,000	145,306
TOTAL FLORIDA		682,139
Georgia - 3.2%
Fulton County Dev. Auth. Rev.:
Series 2019 A, 3% 7/1/44	175,000	138,247
Series 2019, 5% 6/15/44	15,000	16,299
Main Street Natural Gas, Inc. Bonds Series 2021 A, 4%, tender 9/1/27 (b)	100,000	100,442
Private Colleges & Univs. Auth. Rev. Series 2019 A, 5% 9/1/39	100,000	110,536
TOTAL GEORGIA		365,524
Illinois - 9.0%
Illinois Fin. Auth. Series 2022 A, 5% 10/1/35	150,000	151,126
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/32	15,000	16,577
5% 10/1/38	300,000	317,278
Illinois Fin. Auth. Health Svcs. Facility Lease Rev. (Provident Group - UIC Surgery Ctr. LLC - Univ. of Illinois Health Svcs. Facility Proj.) Series 2020, 4% 10/1/55	100,000	81,515
Illinois Fin. Auth. Rev.:
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	30,000	31,870
Series 2015 A, 5% 10/1/35	5,000	5,180
Series 2016 A, 5% 7/1/31 (Pre-Refunded to 7/1/26 @ 100)	50,000	53,476
Illinois Gen. Oblig.:
Series 2017 C, 5% 11/1/29	125,000	133,792
Series 2021 A, 5% 3/1/46	50,000	52,473
Series 2023 D, 4% 7/1/37 (c)	200,000	197,375
TOTAL ILLINOIS		1,040,662
Indiana - 0.4%
Indiana Hsg. & Cmnty. Dev. Auth.:
Series 2021 B, Series 2021 B, 5% 1/1/28	15,000	16,362
Series A, 5% 7/1/28	25,000	27,796
TOTAL INDIANA		44,158
Kentucky - 0.4%
Kentucky Bond Dev. Corp. Edl. Facilities Series 2021, 4% 6/1/35	20,000	20,249
Kentucky State Property & Buildings Commission Rev. Series A, 5% 11/1/33	20,000	22,043
TOTAL KENTUCKY		42,292
Maine - 2.7%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 B:
5% 7/1/28	30,000	32,250
5% 7/1/29	10,000	10,750
Series 2018 A, 5% 7/1/30	250,000	270,463
TOTAL MAINE		313,463
Maryland - 0.6%
Baltimore Proj. Rev. (Wastewtr. Projs.) Series 2017 B, 5% 7/1/32	25,000	27,092
Maryland Dept. of Trans.:
Series 2016, 4% 9/1/27	10,000	10,608
Series 2020, 5% 10/1/33	10,000	11,758
Series 2021 A, 2% 10/1/34	10,000	8,443
Montgomery County Gen. Oblig. Ctfs. of Prtn. Series 2020 A, 5% 10/1/27	15,000	16,576
TOTAL MARYLAND		74,477
Massachusetts - 14.3%
Arlington Gen. Oblig. Series 2021, 2% 9/15/35	100,000	81,520
Foxborough Gen. Oblig. Series 2016, 3% 5/15/46	25,000	20,252
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2021 A1, 5% 7/1/35	45,000	52,317
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Programs) Series 2019 A, 5% 6/1/49	215,000	230,879
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/32	15,000	16,364
Bonds Series A1, 5%, tender 1/31/30 (b)	20,000	22,551
Series 2015 O1, 4% 7/1/45	50,000	48,020
Series 2018 L, 5% 10/1/33	35,000	36,953
Series 2020 A:
5% 10/15/29	30,000	34,841
5% 10/15/30	25,000	29,590
Series 2021 G, 4% 7/1/46	75,000	64,988
Massachusetts Gen. Oblig.:
Series 2017 A, 5% 4/1/36	15,000	16,166
Series 2017 D, 5% 7/1/27	25,000	27,464
Series 2020 D, 5% 7/1/48	10,000	10,872
Series D, 5% 7/1/45	340,000	371,423
Series E, 5% 11/1/45	375,000	411,087
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A:
5% 8/15/34	5,000	5,780
5% 8/15/45	100,000	108,644
Univ. of Massachusetts Bldg. Auth. Rev. Series 2021 1, 5% 11/1/32	50,000	58,984
TOTAL MASSACHUSETTS		1,648,695
Michigan - 5.4%
Grand Rapids San. Swr. Sys. Rev.:
Series 2018, 5% 1/1/35	15,000	16,380
Series 2018, 5% 1/1/29	30,000	33,315
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2020 B, 5% 7/1/45	430,000	457,139
Michigan Fin. Auth. Rev.:
Series 2016:
5% 11/15/26	20,000	21,150
5% 11/15/30	30,000	31,571
5% 11/15/34	15,000	15,710
Series 2022, 5% 12/1/32	25,000	26,860
Michigan Hosp. Fin. Auth. Rev. Series 2010 F4, 5% 11/15/47	10,000	10,425
Univ. of Michigan Rev. Series 2020 A, 5% 4/1/39	15,000	16,790
TOTAL MICHIGAN		629,340
Minnesota - 0.2%
Minnesota Gen. Oblig. Series 2019 A, 5% 8/1/30	10,000	11,516
Minnesota Hsg. Fin. Agcy. Series B, 4% 8/1/36	15,000	15,536
TOTAL MINNESOTA		27,052
Nebraska - 1.7%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (b)	50,000	50,206
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2020 A, 5% 11/15/30	125,000	141,979
TOTAL NEBRASKA		192,185
New Jersey - 3.9%
New Jersey Trans. Trust Fund Auth.:
Series 2018 A, 5% 12/15/32	100,000	109,463
Series 2021 A, 5% 6/15/33	95,000	107,339
Series 2022 A, 4% 6/15/39	50,000	50,111
Series 2022 BB, 5% 6/15/31	130,000	147,636
Series A, 0% 12/15/31	50,000	36,847
TOTAL NEW JERSEY		451,396
New York - 10.5%
Dorm. Auth. New York Univ. Rev. Series 2018 A, 5% 7/1/36	10,000	10,986
Dutchess County Local Dev. Corp. Rev. (Vassar College Proj.) Series 2020, 5% 7/1/45	60,000	64,406
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A:
5% 9/1/35	10,000	11,494
5% 9/1/38	170,000	190,043
New York Dorm. Auth. Rev.:
Series 2015 A, 3.75% 7/1/46	10,000	8,615
Series 2022 A, 5% 7/1/34	200,000	220,071
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1:
5% 11/15/27	20,000	21,231
5% 11/15/29	50,000	53,605
5% 11/15/31	135,000	144,601
Series 2019 C, 5% 11/15/39	70,000	73,454
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/31	15,000	16,236
Series 2021 E, 3% 3/15/50	100,000	76,621
New York State Urban Dev. Corp. Series 2020 E, 4% 3/15/35	30,000	31,410
New York State Urban Eev Corp. Series 2019 A, 5% 3/15/37	85,000	94,081
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A, 5% 7/1/45	90,000	96,842
Suffolk County Gen. Oblig. Series 2017 D, 4% 2/1/28 (Build America Mutual Assurance Insured)	100,000	106,565
TOTAL NEW YORK		1,220,261
North Carolina - 1.2%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 C, 5%, tender 12/1/28 (b)	25,000	27,849
Univ. of North Carolina at Chapel Hill Rev. Series 2021 B, 5% 12/1/38	100,000	114,514
TOTAL NORTH CAROLINA		142,363
Ohio - 0.7%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/29	10,000	10,931
Ohio Gen. Oblig. Series 2019 A, 5% 5/1/30	20,000	21,846
Ohio Higher Edl. Facility Commission Rev. (Univ. of Dayton Proj.) Series 2018 B, 5% 12/1/29	25,000	27,321
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2022 A, 5% 3/1/30	15,000	16,925
TOTAL OHIO		77,023
Oklahoma - 0.1%
Oklahoma State Univ. Agricultural And Mechanical College Series 2020 A, 5% 9/1/32	15,000	17,395
Oregon - 2.6%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/38	15,000	16,162
Oregon Facilities Auth. Rev. Series 2022 B, 5% 6/1/30	30,000	33,510
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	350,000	254,279
TOTAL OREGON		303,951
Pennsylvania - 0.8%
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/27	45,000	47,724
5% 7/15/28	30,000	32,117
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 5% 9/1/31	10,000	10,982
TOTAL PENNSYLVANIA		90,823
Tennessee - 0.2%
Knox County Health Edl. & Hsg. Facilities Board Rev. Series 2017, 5% 4/1/27	25,000	26,289
Texas - 1.3%
Alvin Independent School District Series 2016 A, 5% 2/15/28	20,000	21,152
Cypress-Fairbanks Independent School District Series 2016, 5% 2/15/25	15,000	15,551
San Antonio Wtr. Sys. Rev.:
Series 2018 A, 5% 5/15/33	15,000	16,578
Series 2020 A, 5% 5/15/27	10,000	10,897
Univ. of Houston Univ. Revs. Series 2021 A, 2% 2/15/33	35,000	30,827
Wichita Falls Independent School District Series 2021, 4% 2/1/28	50,000	52,727
TOTAL TEXAS		147,732
Utah - 0.3%
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	40,000	31,785
Virginia - 2.3%
Virginia College Bldg. Auth. Edl. Facilities Rev. (21st Century College and Equip. Progs.) Series 2017 E, 5% 2/1/31	10,000	11,067
Virginia Commonwealth Trans. Board Rev.:
(Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/29	60,000	66,216
(Virginia Gen. Oblig.) Series 2017 A, 5% 5/15/27	20,000	21,874
Virginia Commonwealth Univ. Health Sys. Auth. Series 2017 A, 5% 7/1/28	5,000	5,451
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2019 A, 4% 8/1/36	150,000	156,241
TOTAL VIRGINIA		260,849
Washington - 5.3%
Energy Northwest Elec. Rev. Series 2020 A, 5% 7/1/34	100,000	115,107
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/27	50,000	54,930
Series 2018 C, 5% 8/1/30	30,000	32,856
Series 2020 A, 5% 8/1/27	60,000	65,916
Series 2020 C, 5% 2/1/37	10,000	11,239
Series 2021 A, 5% 8/1/43	85,000	93,611
Series 2022 A, 5% 8/1/42	40,000	44,623
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/27	25,000	26,015
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	40,000	42,212
Series 2017 A, 4% 7/1/37	130,000	122,544
TOTAL WASHINGTON		609,053
Wisconsin - 0.1%
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/26 (Escrowed to Maturity)	15,000	16,003
TOTAL MUNICIPAL BONDS (Cost $10,446,510)		10,456,966

Municipal Notes - 6.9%
	Principal Amount (a)	Value ($)
Illinois - 5.2%
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 D2, 3.82% 5/1/23, LOC PNC Bank NA, VRDN (b)	400,000	400,000
Series 2010 A, 3.77% 5/1/23, LOC Bank of America NA, VRDN (b)	100,000	100,000
Series 2011 A, 3.77% 5/1/23, LOC Bank of America NA, VRDN (b)	100,000	100,000
TOTAL ILLINOIS		600,000
Texas - 1.7%
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 3.7% 5/1/23, VRDN (b)	200,000	200,000
TOTAL MUNICIPAL NOTES (Cost $800,000)		800,000

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.73% (d)(e) (Cost $261,000)	260,948	261,000

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $11,507,510)	11,517,966
NET OTHER ASSETS (LIABILITIES) - 0.4%	48,624
NET ASSETS - 100.0%	11,566,590

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.73%	232,000	261,000	232,000	1,626	-	-	261,000	0.0%
Total	232,000	261,000	232,000	1,626	-	-	261,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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